Basic and Diluted Net Earnings Per Share - Schedule of Basic and Diluted Net Earnings Per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Earnings Per Share Basic and Diluted [Abstract]
Net income attributed to Sapiens’ shareholders (in Dollars)	$ 72,179	$ 62,444	$ 52,595
Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	55,820,853	55,372,435	55,116,832
Stock options and RSU	333,495	348,725	453,661
Denominator for diluted net earnings per share - adjusted weighted average number of shares	56,154,348	55,721,160	55,570,493